Interim Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 106,956	$ 189,517
Short-term deposits		126,723	74,713
Marketable securities		71,630	38,693
Trade receivables (net of allowance for credit losses of $2,019 and $1,583 as of June 30, 2024 and December 31, 2023, respectively)		70,699	77,269
Prepaid expenses and other current assets		24,443	26,400
Contract acquisition costs		5,516	5,550
Inventories		8,784	9,940
Total current assets		414,751	422,082
Non-current assets
Other non-current assets		8,224	7,341
Marketable securities		60,652	28,859
Deferred tax assets, net		8,806	7,024
Property and equipment, net		15,806	15,896
Intangible assets, net		9,807	10,594
Goodwill		26,829	26,829
Operating lease right-of-use assets, net		11,708	14,260
Total non-current assets		141,832	110,803
Total assets		556,583	532,885
Current Liabilities
Trade payables		6,510	8,282
Other accounts payable and accrued expenses		42,259	44,845
Deferred revenues		183,938	195,725
Operating lease liabilities		4,521	4,972
Total current liabilities		237,228	253,824
Long-term liabilities
Other long-term liabilities		6,492	5,515
Deferred revenues		42,369	47,098
Restricted Sponsor Shares liability		75,230	47,247
Price Adjustment Shares liability		134,758	81,715
Warrant liability		93,510	54,117
Operating lease liabilities		7,155	9,157
Total long-term liabilities		359,514	244,849
Total liabilities		596,742	498,673
Shareholders’ (deficiency) equity
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized, 207,675,806 and 203,272,704 shares issued and 207,634,030 and 203,230,928 shares outstanding as of June 30, 2024 (unaudited) and December 31, 2023, respectively	[1]
Additional paid-in capital		(64,284)	(84,896)
Treasury share, NIS 0.00001 par value; 41,776 ordinary shares		(85)	(85)
Accumulated other comprehensive income		1,250	1,050
Retained earnings		22,960	118,143
Total shareholders’ (deficiency) equity		(40,159)	34,212
Total liabilities and shareholders’ (deficiency) equity		$ 556,583	$ 532,885

[1]	Less than 1 USD